SOLAR PROJECTS SALE (Details Narrative)	May 30, 2024 USD ($) GW MW	Jun. 30, 2024 USD ($)
Land Rights [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of megawatt | MW	5,000
Number of megawatt amount	$ 12,125,000
Number of megawatt sold | MW	2,425
Ready To Build [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of megawatt | MW	3,000
Number of megawatt amount	$ 7,275,000
Number of megawatt sold | MW	2,425
Emergen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	62.50%
Legal Fees	$ 589,687.50
Business Acquisition, Description of Acquired Entity	(ii) Emergen; and (iii) EIP and the remaining 37.5% (353,812.50) of the proceeds shall remain with Emergen. The remaining proceeds of $
Project Management Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of gigawatt | GW	2.425
Payments to Acquire Businesses, Gross	$ 19,400,000
Payment for Administrative Fees	943,500
Proceeds from Sale of Other Assets	$ 18,456,500
Deposits		$ 943,500
Project Management Services Agreement [Member] | Emergen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of gigawatt | GW	4.040